Separation from Windstream Holdings Inc and Description of Transferred Assets (Details)	12 Months Ended
Dec. 31, 2014
Stock Distribution | Distribution Systems | Windstream | Forecast | Minimum
Related Party Transaction [Line Items]
Percentage of stock distributed	80.10%